Advances to Suppliers and Other Current Assets - Schedule of Advances to Suppliers and Other Current Asset (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Advances to Suppliers and Other Current Asset [Abstract]
Prepayments for advertisements		$ 1,545,985
Prepayment of projects	22,475,067	38,426,383
Prepayments of land leases	521,363	301,340
Total	$ 22,996,430	$ 40,273,708